SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 8,985	$ 7,724
Increase in inventory provision	4,168	1,708
Write off	(2,970)	(447)
Balance at end of the year	$ 10,183	$ 8,985